BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	May 31, 2011 Software Solution Provider [Member]
Net assets		$ 572
Non-controlling interest	(1,880)	(262)
Intangible assets		2,359
Deferred tax liability		(589)
Goodwill		3,887
Net assets acquired		$ 5,967